SCHRODER US OPPORTUNITIES FUND
SCHRODER US OPPORTUNITIES FUND
Investment Objective:
The Fund seeks capital appreciation.
Fees and Expenses of the Fund:
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees SCHRODER US OPPORTUNITIES FUND	SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS	SCHRODER US OPPORTUNITIES FUND - ADVISOR CLASS
Redemption Fee on Shares Held Two Months or Less (as a % of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses SCHRODER US OPPORTUNITIES FUND		SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS	SCHRODER US OPPORTUNITIES FUND - ADVISOR CLASS
Management Fees		1.00%	1.00%
Distribution (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.38%	0.38%
Total Annual Fund Operating Expenses		1.38%	1.63%
Less: Fee Waiver and Expense Reimbursement	[2]	(0.05%)	(0.05%)
Net Annual Fund Operating Expenses		1.33%	1.58%
[1]	"Other Expenses" have been restated to reflect current expenses as of fiscal year end, plus anticipated additional expenses under the Fund's shareholder service plan.
[2]	The Fund's adviser has contractually agreed through February 29, 2016 to waive a portion of the shareholder service expense, to the extent payable to the Fund's adviser or its affiliates, at an annual rate of 0.05% (based on the Fund's average daily net assets).

Example.

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions. The Example is based, through February 29, 2016, on Net Annual Fund Operating Expenses and, for all other periods, on Total Annual Fund Operating Expenses.

Investor Shares - Advisor Shares (whether or not shares are redeemed)
Expense Example SCHRODER US OPPORTUNITIES FUND (USD $)	1 year	3 years	5 years	10 years
SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS	135	421	729	1,601
SCHRODER US OPPORTUNITIES FUND - ADVISOR CLASS	161	499	860	1,878

Investor Shares - Advisor Shares (whether or not shares are redeemed)
Expense Example No Redemption SCHRODER US OPPORTUNITIES FUND (USD $)	1 year	3 years	5 years	10 years
SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS	135	421	729	1,601
SCHRODER US OPPORTUNITIES FUND - ADVISOR CLASS	161	499	860	1,878

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies.

The Fund expects under current market conditions to invest primarily in equity securities of small capitalization companies, although it may also invest in micro-capitalization companies or larger companies. The Fund's adviser currently considers small capitalization companies to be those with market capitalizations of approximately $6 billion or less, measured at the time of investment, and considers micro-capitalization companies to be those with market capitalizations of approximately $200 million or less, measured at the time of investment. The Fund normally invests at least 80% of its net assets in securities of companies located in the United States. The adviser seeks to identify securities that it believes offer the potential for capital appreciation, based on novel, superior, or niche products or services, operating characteristics, quality of management, an entrepreneurial management team, their having gone public in recent years, opportunities provided by mergers, divestitures, or new management, or other factors. The Fund may invest in common and preferred stocks, convertible securities, and warrants, as well as in over-the-counter securities. The Fund may also invest in securities issued in initial public offerings (IPOs), real estate investment trusts (REITs), closed-end funds or exchange-traded funds, and may use options and other derivative instruments (though not for leverage) in pursuing its principal strategy. The Fund may also invest, though not normally more than 10% of its total assets, in fixed income securities, including but not limited to corporate bonds and convertible bonds.

Principal Risks.

It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's investment team and there is no guarantee that the Fund will achieve its investment objective. The values of investments held by the Fund may fluctuate in response to actual or perceived issuer, political, market, and economic factors influencing the financial markets generally, or relevant industries or sectors within them. Fluctuations may be more pronounced if the Fund invests substantially in one country or group of countries or in companies with smaller market capitalizations. Other principal risks of investing in the Fund include:

•  Small and Mid Cap Companies Risk: investments in securities issued by smaller companies tend to be more vulnerable to adverse developments than larger companies, and may present increased liquidity risk, and their prices may be highly volatile;

•  Equity Securities Risk: equity securities may be highly volatile and may react more strongly to changes in overall market conditions, or to a particular issuer's financial condition or prospects, than other securities of the same issuer or relative to other asset classes; in a liquidation or bankruptcy, claims of bond owners take priority over those of preferred stockholders, whose claims take priority over those of common stockholders;

•  Convertible Securities Risk: debt securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities;

•  REIT Risk: REITs involve risks similar to those associated with direct ownership of real estate and may be subject to the risks affecting equity securities generally. Some REITs have limited diversification. The Fund bears its proportionate share of a REIT's expenses;

•  IPO Risk: securities issued in IPOs have little to no trading history, limited issuer information, increased volatility and may not be available to the extent desired;

•  Issuer Focus Risk: focusing on a relatively small number of issuers increases risk and volatility;

•  Investments in Pooled Vehicles Risk: investing in another investment company subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses. Investing in another investment company also involves liquidity risk and valuation risk;

•  Liquidity Risk: illiquid securities may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;

•  Over-the-Counter Risk: securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility than exchange-traded securities, and the prices paid by the Fund for such securities may include an undisclosed dealer markup;

•  Derivatives Risk: investing in derivative instruments may be considered speculative and involves leverage, liquidity, credit, interest rate and valuation risks and the risk of losing more than the principal amount invested. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index;

•  Debt Securities Risk: investing in debt securities, may expose the Fund to "Credit Risk," "Interest Rate Risk," "Valuation Risk," and "Inflation/Deflation Risk," among other risks;

•  Credit Risk: the ability, or perceived ability, of the issuer of a debt security to make timely payments of interest and principal will affect the security's value;

•  Interest Rate Risk: fixed income, or debt, securities generally decline in value in response to increases in interest rates; in addition, as interest rates fall, borrowers may prepay their obligations, generally requiring the recipients to reinvest those payments in instruments paying interest at lower rates;

•  Inflation/Deflation Risk: the value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests;

•  Valuation Risk: certain securities may be difficult to value, and there can be no assurance that the valuation placed on a security held by the Fund will reflect that actual price at which the security might be sold in a market transaction; and

•  Portfolio Turnover Risk: if the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may lower investment performance.

Please see "Principal Risks of Investing in the Funds" in the Fund's full prospectus for a more detailed description of the Fund's risks. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index. The bar chart shows only the performance of the Fund's Investor Shares. Past performance (before and after taxes) is not necessarily predictive of future performance. Visit www.schroderfunds.com for more current performance information.

Calendar Year Total Returns(1) Calendar Year End (through 12/31)

(1) Investor Shares total return from January 1, 2014 to September 30, 2014 was 0.12%.
       Highest and Lowest   Quarter Returns   (for periods shown in   the bar chart)
Highest	Lowest
6/30/09	12/31/08
19.71%	-23.16%

Average Annual Total Returns for Periods Ended December 31, 2013
Average Annual Returns SCHRODER US OPPORTUNITIES FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS	34.62%	18.28%	10.95%
SCHRODER US OPPORTUNITIES FUND - ADVISOR CLASS	34.22%	17.95%	10.67%
After Taxes on Distributions SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS	28.71%	16.82%	9.62%
After Taxes on Distributions and Sale of Fund Shares SCHRODER US OPPORTUNITIES FUND - INVESTOR CLASS	22.60%	14.75%	8.90%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.08%	9.07%

After-tax returns are shown only for Investor Shares and are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their shares in the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns for Advisor Shares will vary from the after-tax returns of Investor Shares as a result of the different expenses of each share class.